Significant Accounting Policies - Changes in accounting policy (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,170,977	$ 3,184,512	$ 3,097,742
Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,840,613
Weighted average term	4 years 1 month 28 days
Revolving Credit Facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 439,600
Weighted average term	3 years 25 days
Term loans
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,400,000	1,400,000	1,400,000
Term loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,201,013
Weighted average term	4 years 7 months 17 days
Public bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,100,000	$ 1,100,000	$ 1,000,000
Public bonds | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 200,000
Weighted average term	3 years 9 months 18 days
Interest rate risk
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,173,909